Note 27 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Text Block]
NOTE 27 – QUARTERLY FINANCIAL DATA (UNAUDITED)

(In Thousands of Dollars, Except per Share Data)		2012
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,126	$16,020	$15,574	$15,146	$62,866
Net interest income	13,766	13,838	13,542	13,346	54,492
Income before federal income taxes	3,440	3,342	3,765	4,243	14,790
Net income	2,417	2,404	2,715	2,998	10,534
Preferred stock dividends	420	420	220	215	1,275
Net income available to common shareholders	1,997	1,984	2,495	2,783	9,259
Basic earnings per common share	$0.25	$0.25	$0.32	$0.35	$1.17
Diluted earnings per common share	$0.25	$0.25	$0.31	$0.35	$1.16

		2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,989	$17,215	$16,924	$16,516	$67,644
Net interest income	13,292	13,741	13,781	13,858	54,672
Income before federal income taxes	1,564	686	2,170	3,037	7,457
Net income	1,215	628	1,630	2,150	5,623
Preferred stock dividends	420	420	420	419	1,679
Net income available to common shareholders	795	208	1,210	1,731	3,944
Basic earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50
Diluted earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50